Right-of-use assets and lease liabilities - Summary of Lease Information Related to Statement of Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 64,688	$ 61,441
Lease liabilities
Current	12,386	11,737
Non-Current	55,967	53,744
Lease liabilities	68,353	65,481
Total depreciation	11,644	11,243	$ 10,632
Interest expense on lease liabilities	3,798	3,047	2,038
Short-term lease rentals	27,395	22,433	14,355
Land & Land Improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	17,112	18,219
Lease liabilities
Total depreciation	2,232	1,849	1,634
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	23,445	17,004
Lease liabilities
Total depreciation	2,211	2,153	1,998
Machinery & equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	19,800	22,165
Lease liabilities
Total depreciation	5,806	6,062	6,015
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,331	4,053
Lease liabilities
Total depreciation	$ 1,395	$ 1,179	$ 985